Transactions with Related Parties - Unaudited Condensed Consolidated Statements of Comprehensive (loss)/Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction
Revenues (d)	$ 0	$ 701
Vessel operating expenses	1,928	2,162
General and administrative expenses (c)	1,987	3,186
Capital Maritime And Trading Corp. - CMTC
Related Party Transaction
Revenues (d)	0	701
Capital Shipmanagement Corp. - CSM
Related Party Transaction
Vessel operating expenses	1,928	2,162
CSM Administrative agreement and executive services agreement with CGP
Related Party Transaction
General and administrative expenses (c)	$ 1,067	$ 963